 CAPITAL APPRECIATION FUND
   PAINEWEBBER
            PERFORMANCE RESULTS (UNAUDITED)

                     NET ASSET VALUE              TOTAL RETURN/1/
                -------------------------- -----------------------------
                                             12 MONTHS       6 MONTHS
                09/30/96 03/31/96 09/30/95 ENDED 09/30/96 ENDED 09/30/96
------------------------------------------------------------------------
Class A Shares    $17.18   $15.61   $15.26         18.41%         10.06%
------------------------------------------------------------------------
Class B Shares     17.41    15.88    15.56         17.57           9.63
------------------------------------------------------------------------
Class C Shares     16.61    15.14    14.89         17.49           9.71
------------------------------------------------------------------------

Performance Summary Class A Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
04/07/92 - 12/31/92     $ 9.55 $10.50             --             --     9.95%
-----------------------------------------------------------------------------
1993                     10.50  12.19             --             --    16.10
-----------------------------------------------------------------------------
1994                     12.19  11.98        $0.0433             --    (1.36)
-----------------------------------------------------------------------------
1995                     11.98  14.67         0.7480             --    28.79
-----------------------------------------------------------------------------
01/01/96 - 09/30/96      14.67  17.18             --             --    17.11
-----------------------------------------------------------------------------
                                      Total: $0.7913        $0.0000
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          09/30/96:    89.89%
-----------------------------------------------------------------------------

Performance Summary Class B Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
04/07/92 - 12/31/92     $10.00 $10.93             --             --     9.30%
-----------------------------------------------------------------------------
1993                     10.93  12.59             --             --    15.19
-----------------------------------------------------------------------------
1994                     12.59  12.28        $0.0433             --    (2.03)
-----------------------------------------------------------------------------
1995                     12.28  14.94         0.7480             --    27.73
-----------------------------------------------------------------------------
01/01/96 - 09/30/96      14.94  17.41             --             --    16.53
-----------------------------------------------------------------------------
                                      Total: $0.7913        $0.0000
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          09/30/96:    83.59%
-----------------------------------------------------------------------------

Performance Summary Class C Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
07/02/92 - 12/31/92     $ 8.89 $10.46             --             --    17.66%
-----------------------------------------------------------------------------
1993                     10.46  12.05             --             --    15.20
-----------------------------------------------------------------------------
1994                     12.05  11.75        $0.0433             --    (2.13)
-----------------------------------------------------------------------------
1995                     11.75  14.26         0.7480             --    27.82
-----------------------------------------------------------------------------
01/01/96 - 09/30/96      14.26  16.61             --             --    16.48
-----------------------------------------------------------------------------
                                      Total: $0.7913        $0.0000
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          09/30/96:    97.51%
-----------------------------------------------------------------------------

/1/ Figures assume reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included.

 CAPITAL APPRECIATION FUND
   PAINEWEBBER
            PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

Average Annual Return

                                                    % Return After Deducting
                     % Return Without Sales Charge    Maximum Sales Charge
                     -------------------------------------------------------
Class                   A*        B**      C***       A*      B**      C***
----------------------------------------------------------------------------
Twelve Months Ended
 09/30/96              18.41%    17.57%    17.49%   13.07%   12.57%   16.49%
----------------------------------------------------------------------------
Commencement of
 Operations Through
 09/30/96+             15.37%    14.51%    17.36%   14.19%   14.23%   17.36%
----------------------------------------------------------------------------

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.
*** Maximum contingent deferred sales charge for Class C shares is 1.0% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.
+ Commencement of operations dates are April 7, 1992 for Class A and Class B shares and July 2, 1992 for Class C shares.

The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 CAPITAL APPRECIATION FUND
   PAINEWEBBER
            PORTFOLIO OF INVESTMENTS              SEPTEMBER 30, 1996 (UNAUDITED)

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
COMMON STOCKS - 98.43%

 Agriculture, Food & Beverage - 0.19%
   14,600  Richfood Holdings Incorporated........................   $    543,850
                                                                    ------------
 Airlines - 0.51%
   60,525  Comair Holdings Incorporated..........................      1,422,338
                                                                    ------------
 Apparel, Retail - 2.10%
   27,500  Intimate Brands Incorporated..........................        501,875
   13,900  Jones Apparel Group Incorporated*.....................        886,125
   29,600  Stein Mart Incorporated*..............................        654,900
   39,800  TJX Companies Incorporated............................      1,427,825
   63,750  Unifi Incorporated....................................      1,753,125
   27,100  Warnaco Group Incorporated, Class A...................        643,625
                                                                    ------------
                                                                       5,867,475
                                                                    ------------
 Apparel, Textiles - 0.18%
   19,100  Designer Holdings Limited*............................        498,987
                                                                    ------------
 Banks - 0.28%
   26,000  Cullen Frost Bankers Incorporated.....................        783,250
                                                                    ------------
 Chemicals - 2.26%
   65,500  Airgas Incorporated*..................................      1,662,063
   44,100  Cytec Industries Incorporated*........................      1,714,387
   16,100  IMC Global Incorporated...............................        629,913
   10,100  Olin Corporation......................................        848,400
   34,100  Praxair Incorporated..................................      1,466,300
                                                                    ------------
                                                                       6,321,063
                                                                    ------------
 Communications Equipment - 0.16%
   35,200  Spectrian Corporation*................................        440,000
                                                                    ------------
 Computer Hardware - 4.33%
    6,800  Ascend Communications Incorporated*...................        449,650
   25,300  Cisco Systems Incorporated*...........................      1,570,181
   40,100  Fore Systems*.........................................      1,659,137
   41,800  Sun Microsystems Incorporated*........................      2,596,825
   12,800  Sync Research Incorporated*...........................        198,400
   94,100  3Com Corporation*.....................................      5,651,881
                                                                    ------------
                                                                      12,126,074
                                                                    ------------
 Computer Software - 6.58%
   22,300  Alternative Resources Corporation*....................        627,187
   27,500  Broderbund Software Incorporated*.....................        797,500
   43,900  Compuserve Incorporated*..............................        592,650
   41,000  Electronic Arts Incorporated*.........................      1,532,375
   12,300  Harbinger Corporation*................................        307,500
   68,000  Informix Corporation*.................................      1,895,500
   25,100  Mcafee Associates Incorporated*.......................      1,731,900

 CAPITAL APPRECIATION FUND
   PAINEWEBBER

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
COMMON STOCKS - (CONTINUED)

 Computer Software - (concluded)
  183,750  Oracle Systems Corporation*...........................   $  7,820,859
   13,000  Peoplesoft Incorporated*..............................      1,082,250
   24,800  PSINet Incorporated*..................................        269,700
   21,500  Sterling Commerce Incorporated*.......................        634,250
   24,600  Synopsys Incorporated*................................      1,134,675
                                                                    ------------
                                                                      18,426,346
                                                                    ------------
 Diversified Retail - 1.34%
   66,800  Kohls Corporation*....................................      2,404,800
   38,600  Saks Holdings Incorporated*...........................      1,351,000
                                                                    ------------
                                                                       3,755,800
                                                                    ------------
 Drugs & Medicine - 3.30%
   46,000  BioChem Pharmaceuticals Incorporated*.................      1,845,750
   43,900  Biogen Incorporated*..................................      3,336,400
   69,000  North American Vaccine Incorporated*..................      1,932,000
   56,440  Watson Pharmaceuticals Incorporated*..................      2,116,500
                                                                    ------------
                                                                       9,230,650
                                                                    ------------
 Electric Utilities - 0.95%
   67,702  AES Corporation*......................................      2,665,766
                                                                    ------------
 Energy Reserves & Production - 2.83%
  162,200  Apache Corporation....................................      4,825,450
  118,300  Parker & Parsley Petroleum Company....................      3,090,587
                                                                    ------------
                                                                       7,916,037
                                                                    ------------
 Entertainment - 1.32%
   26,500  Harrah's Entertainment Incorporated*..................        493,563
   18,700  MGM Grand Incorporated*...............................        790,075
  130,600  Westwood One Incorporated*............................      2,399,775
                                                                    ------------
                                                                       3,683,413
                                                                    ------------
 Environmental Services - 2.16%
   21,600  Newpark Resources Incorporated*.......................        785,700
  213,000  Philip Environmental Incorporated*....................      2,023,500
  102,900  USA Waste Services Incorporated*......................      3,241,350
                                                                    ------------
                                                                       6,050,550
                                                                    ------------
 Financial Services - 1.51%
   30,050  Advanta Corporation, Class B..........................      1,284,637
   19,600  Credit Acceptance Corporation*........................        539,000
   89,650  Mercury Finance Company...............................      1,075,800
   38,500  Olympic Financial Limited*............................        948,063
   62,500  World Acceptance Corporation*.........................        367,187
                                                                    ------------
                                                                       4,214,687
                                                                    ------------
 Forest Products, Paper - 0.50%
   27,900  Alco Standard Corporation.............................      1,391,513
                                                                    ------------

 CAPITAL APPRECIATION FUND
   PAINEWEBBER

 NUMBER OF
  SHARES                                                          VALUE
 ---------                                                     ------------
 COMMON STOCKS - (CONTINUED)

 Freight: Air, Sea, Land - 0.45%
   33,700  Tidewater Incorporated...........................   $  1,259,537
                                                               ------------
 Hotels - 4.14%
  141,500  HFS Incorporated*................................      9,462,813
  128,300  Prime Hospitality Corporation*...................      2,116,950
                                                               ------------
                                                                 11,579,763
                                                               ------------
 Household Products - 1.09%
  101,900  Newell Company...................................      3,057,000
                                                               ------------
 Industrial Services/Supplies - 0.52%
   20,100  MSC Industrial Direct Incorporated, Class A*.....        716,062
   32,900  Wilmar Industries Incorporated*..................        748,475
                                                               ------------
                                                                  1,464,537
                                                               ------------
 Information & Computer Services - 8.43%
   32,300  American Management Systems Incorporated*........        904,400
  234,012  CUC International Incorporated*..................      9,331,228
   33,600  Dun & Bradstreet Corporation.....................      2,003,400
   54,793  First Data Corporation...........................      4,472,479
   25,300  HBO & Company....................................      1,688,775
   94,800  Medaphis Corporation*............................      1,422,000
   16,400  National Techteam Incorporated*..................        444,850
   41,300  Sylvan Learning Systems Incorporated*............      1,693,300
   46,950  Technology Solutions Company*....................      1,637,381
                                                               ------------
                                                                 23,597,813
                                                               ------------
 Leisure - 1.01%
   62,600  Callaway Golf Company............................      2,136,225
   33,000  International Game Technology....................        676,500
                                                               ------------
                                                                  2,812,725
                                                               ------------
 Long Distance & Phone Companies - 5.13%
           Intermedia Communications of Florida
   25,500   Incorporated*...................................        745,875
   15,700  LCI International Incorporated*..................        494,550
  125,400  MFS Communications Company*......................      5,470,575
  358,052  WorldCom Incorporated*...........................      7,653,362
                                                               ------------
                                                                 14,364,362
                                                               ------------
 Manufacturing - General - 1.67%
   46,000  Foster Wheeler Corporation.......................      2,012,500
   28,300  Greenfield Industries Incorporated...............        679,200
   42,000  Ionics Incorporated*.............................      1,979,250
                                                               ------------
                                                                  4,670,950
                                                               ------------
 Manufacturing - High Technology - 4.15%
   22,500  ADC Telecommunications Incorporated*.............      1,440,000
    9,400  Adtran Incorporated*.............................        472,350
  117,400  Input/Output Incorporated*.......................      3,492,650
   34,200  Millipore Corporation............................      1,350,900

 CAPITAL APPRECIATION FUND
   PAINEWEBBER

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
COMMON STOCKS - (CONTINUED)

 Manufacturing - High Technology - (concluded)
   39,700  SCI Systems Incorporated*.............................   $  2,233,125
   26,200  Solectron Corporation*................................      1,283,800
   20,700  United States Robotics Corporation*...................      1,337,737
                                                                    ------------
                                                                      11,610,562
                                                                    ------------
 Media - 3.66%
   81,600  Evergreen Media*......................................      2,550,000
   67,400  ICG Communications, Inc.*.............................      1,415,400
  158,000  Infinity Broadcasting Corporation, Class A*...........      4,977,000
   30,700  Qualcomm Incorporated*................................      1,304,750
                                                                    ------------
                                                                      10,247,150
                                                                    ------------
 Medical Products - 3.62%
   29,900  Arrow International Incorporated......................      1,031,550
   42,800  Guidant Corporation...................................      2,364,700
   35,400  Idexx Labs Incorporated*..............................      1,601,850
   29,600  Nellcor Incorporated*.................................        651,200
   38,500  Physio-Control International*.........................        972,125
   23,200  Sola International Incorporated*......................        864,200
    9,600  St. Jude Medical Incorporated*........................        387,600
   78,300  Sybron International Corporation*.....................      2,270,700
                                                                    ------------
                                                                      10,143,925
                                                                    ------------
 Medical Providers - 12.59%
   28,500  Access Health Incorporated*...........................      1,603,125
   86,500  Genesis Health Ventures Incorporated*.................      2,432,813
  123,687  Health Management Associates Incorporated*............      3,076,714
   26,600  HEALTHSOUTH Corporation*..............................      1,020,775
  159,300  Loewen Group Incorporated.............................      6,670,687
  276,600  Oxford Health Plans Incorporated*.....................     13,760,850
   17,300  Pediatrix Medical Group*..............................        867,162
  105,075  Phycor Incorporated*..................................      3,999,417
   58,600  Physician Reliance Network Incorporated*..............        893,650
   22,800  Total Renal Care Holdings Incorporated*...............        906,300
                                                                    ------------
                                                                      35,231,493
                                                                    ------------
 Motor Vehicles & Parts - 2.00%
   24,100  APS Holding Corporation, Class A*.....................        701,913
   24,800  Fleetwood Enterprises Incorporated....................        762,600
   29,800  General Motors Corporation, Class H...................      1,720,950
   70,200  Gentex Corporation*...................................      1,597,050
   20,200  OEA Incorporated......................................        802,950
                                                                    ------------
                                                                       5,585,463
                                                                    ------------
 Oil Services - 0.89%
   40,600  BJ Services Company*..................................      1,471,750
   28,200  Production Operators Corporation......................      1,029,300
                                                                    ------------
                                                                       2,501,050
                                                                    ------------

 CAPITAL APPRECIATION FUND
   PAINEWEBBER

 NUMBER OF
  SHARES                                                           VALUE
 ---------                                                      ------------
 COMMON STOCKS - (CONCLUDED)
 Other Insurance - 2.32%
   20,400  Executive Risk Incorporated.......................   $    785,400
   50,338  Frontier Insurance Group Incorporated.............      2,007,228
   26,700  MGIC Investment Corporation.......................      1,798,912
   65,666  Mutual Risk Management Limited....................      1,904,314
                                                                ------------
                                                                   6,495,854
                                                                ------------
 Precious Metals - 0.45%
   26,600  Newmont Mining Corporation........................      1,256,850
                                                                ------------
 Publishing - 2.03%
  175,900  National Education Corporation*...................      3,364,088
   10,500  Scholastic Corporation*...........................        761,250
   19,800  Tribune Company...................................      1,544,400
                                                                ------------
                                                                   5,669,738
                                                                ------------
 Restaurants - 0.54%
   89,500  Brinker International Incorporated*...............      1,521,500
                                                                ------------
 Securities & Asset Management - 0.52%
   63,200  Charles Schwab Corporation........................      1,461,500
                                                                ------------
 Semiconductor - 1.39%
   23,100  Atmel Corporation*................................        713,213
   31,600  MEMC Electronic Materials Incorporated*...........        730,750
   19,800  Microchip Technology Incorporated*................        740,025
   26,000  Uniphase Corporation*.............................      1,098,500
   17,600  Xilinx Incorporated*..............................        598,400
                                                                ------------
                                                                   3,880,888
                                                                ------------
 Specialty Retail - 10.48%
  110,300  Autozone Incorporated*............................      3,198,700
   86,200  Bed, Bath & Beyond Incorporated*..................      2,359,725
  111,200  Consolidated Stores Corporation*..................      4,448,000
   20,400  Discount Auto Parts Incorporated*.................        520,200
  149,277  Dollar General Corporation........................      4,646,247
  111,500  General Nutrition Companies Incorporated*.........      1,958,219
  231,500  Home Shopping Network Incorporated*...............      2,401,813
   94,600  Lowe's Companies Incorporated.....................      3,866,775
   34,200  Melville Corporation..............................      1,509,075
   86,800  Pier 1 Imports Incorporated.......................      1,399,650
   52,950  Sports Authority Incorporated*....................      1,409,794
   73,000  Zale Corporation*.................................      1,596,875
                                                                ------------
                                                                  29,315,073
                                                                ------------
 Wireless Telecommunications - 0.85%
   32,500  Nokia Corporation ADR.............................      1,438,125
   39,500  Teleport Communications*..........................        933,188
                                                                ------------
                                                                   2,371,313
                                                                ------------
 Total Common Stocks (cost - $173,964,047)....................   275,436,845
                                                                ------------

 CAPITAL APPRECIATION FUND
   PAINEWEBBER

 PRINCIPAL
  AMOUNT                                        MATURITY INTEREST
   (000)                                          DATE     RATE      VALUE
 ---------                                      -------- -------- ------------
 Repurchase Agreement - 1.74%
  $4,879   Repurchase Agreement dated
            09/30/96 with State Street Bank &
            Trust Company, collateralized by
            $4,985,000 U.S. Treasury Notes,
            6.000%,
            due 09/30/98, proceeds:
            $4,879,644 (cost - $4,879,000)...   10/01/96  4.750%  $  4,879,000
                                                                  ------------
 Total Investments (cost - $178,843,047) -
   100.17%....................................                     280,315,845
 Liabilities in excess of other assets -
   (0.17)%....................................                        (467,964)
                                                                  ------------
 Net Assets - 100.00%.........................                    $279,847,881
                                                                  ============

-------
*Non-income producing security
ADR American Depositary Receipt


                 See accompanying notes to financial statements

 CAPITAL APPRECIATION FUND
   PAINEWEBBER
            STATEMENT OF ASSETS AND LIABILITIES   SEPTEMBER 30, 1996 (UNAUDITED)

Assets
Investments, at value (cost - $178,843,047)...................... $280,315,845
Cash.............................................................          541
Receivable for investments sold..................................    2,377,576
Receivable for shares of beneficial interest sold................      284,629
Dividends and interest receivable................................       22,588
Deferred organizational expenses.................................       24,471
Other assets.....................................................       62,366
                                                                  ------------
Total assets.....................................................  283,088,016
                                                                  ------------
Liabilities
Payable for shares of beneficial interest repurchased............      350,986
Payable for investments purchased................................    2,361,421
Payable to affiliate.............................................      395,897
Accrued expenses and other liabilities...........................      131,831
                                                                  ------------
Total liabilities................................................    3,240,135
                                                                  ------------
Net Assets
Beneficial interest shares of $0.001 par value outstanding
 (unlimited amount authorized)...................................  146,493,831
Accumulated net investment loss..................................   (2,277,750)
Accumulated net realized gains from investments .................   34,159,002
Net unrealized appreciation of investments.......................  101,472,798
                                                                  ------------
Net assets....................................................... $279,847,881
                                                                  ============
Class A:
Net assets....................................................... $ 85,932,163
                                                                  ------------
Shares outstanding...............................................    5,000,593
                                                                  ------------
Net asset and redemption value per share.........................       $17.18
                                                                        ======
Maximum offering price per share (net asset value plus sales
 charge of 4.50% of offering price)..............................       $17.99
                                                                        ======
Class B:
Net assets....................................................... $163,842,611
                                                                  ------------
Shares outstanding...............................................    9,410,335
                                                                  ------------
Net asset value and offering price per share.....................       $17.41
                                                                        ======
Class C:
Net assets....................................................... $ 30,073,107
                                                                  ------------
Shares outstanding...............................................    1,810,686
                                                                  ------------
Net asset value and offering price per share.....................       $16.61
                                                                        ======

                 See accompanying notes to financial statements

 CAPITAL APPRECIATION FUND

   PAINEWEBBER
            STATEMENT OF OPERATIONS
                         FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)

Investment income:
Dividends (net of foreign
withholding taxes of
$2,718)..................  $   374,362
Interest.................      252,538
                           -----------
                               626,900
                           -----------
Expenses:
Investment advisory and
administration fees......    1,342,970
Service fees--Class A....      101,236
Service and distribution
fees--Class B............      795,683
Service and distribution
fees--Class C............      142,340
Transfer agency and
service fees.............      148,160
Reports and notices to
shareholders.............      110,170
Custody and accounting...       89,278
Legal and audit..........       60,943
Federal and state
registration fees........       50,843
Amortization of
organizational expenses..       23,951
Trustees fees' and
expenses.................        7,875
Other expenses...........       31,201
                           -----------
                             2,904,650
                           -----------
Net investment loss......   (2,277,750)
                           -----------
Realized and unrealized
gains from investment
transactions:
Net realized gains from
investment transactions..   20,793,856
Net change in unrealized
appreciation/depreciation
of investments...........    6,544,693
                           -----------
Net realized and
unrealized gains from
investment transactions..   27,338,549
                           -----------
Net increase in net
assets resulting from
operations...............  $25,060,799
                           ===========



                 See accompanying notes to financial statements

 CAPITAL APPRECIATION FUND
   PAINEWEBBER
            STATEMENT OF CHANGES IN NET ASSETS

                                                FOR THE SIX
                                               MONTHS ENDED     FOR THE YEAR
                                               SEPTEMBER 30,       ENDED
                                                   1996          MARCH 31,
                                                (UNAUDITED)         1996
                                               -------------  -----------------
From operations:
Net investment loss........................... $ (2,277,750)  $ (4,034,597)
Net realized gains from investment
 transactions.................................   20,793,856     26,600,960
Net change in unrealized
 appreciation/depreciation of investments.....    6,544,693     36,304,231
                                               ------------   ------------
Net increase in net assets resulting from
 operations...................................   25,060,799     58,870,594
                                               ------------   ------------
Distributions to shareholders from:
Net realized gains from investment
 transactions--Class A........................          --      (3,552,293)
Net realized gains from investment
 transactions--Class B........................          --      (7,311,218)
Net realized gains from investment
 transactions--Class C........................          --      (1,289,431)
                                               ------------   ------------
                                                        --     (12,152,942)
                                               ------------   ------------
From beneficial interest transactions:
Net proceeds from the sale of shares..........   25,643,734     47,945,159
Cost of shares repurchased....................  (32,036,836)   (71,953,763)
Proceeds from dividends reinvested............          --      11,502,971
                                               ------------   ------------
Net decrease in net assets derived from
 beneficial interest transactions.............   (6,393,102)   (12,505,633)
                                               ------------   ------------
Net increase in net assets....................   18,667,697     34,212,019
Net assets:
Beginning of period...........................  261,180,184    226,968,165
                                               ------------   ------------
End of period................................. $279,847,881   $261,180,184
                                               ============   ============

                 See accompanying notes to financial statements

 NOTES TO FINANCIAL STATEMENTS           (UNAUDITED)
   PAINEWEBBER

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PaineWebber Capital Appreciation Fund (the "Fund") is a diversified series of PaineWebber Managed Assets Trust (the "Trust"), which was organized as a business trust under the laws of the Commonwealth of Massachusetts by a Declaration of Trust dated August 9, 1991 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. Organizational costs have been deferred and are being amortized using the straight-line method over a period not to exceed 60 months from the date the Fund commenced operations.

Currently, the Fund offers Class A, Class B and Class C shares. Each class represents interests in the same assets of the Fund and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its service and/or distribution plan.

The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation of Investments - Securities which are listed on U.S. and foreign stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by Denver Investment Advisors, LLC, the sub-adviser of the Fund ("Sub-Adviser"), as the primary market. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last trade price on Nasdaq prior to the time of valuation; other OTC securities are valued at the last bid price available prior to the time of valuation. The amortized cost method of valuation, which approximates market value, is used to value short-term debt instruments with sixty days or less remaining to maturity unless the Trust's board of trustees determines that this does not represent fair value. Securities and assets for which market quotations are not readily available (including restricted securities subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees.

   PAINEWEBBER

Repurchase Agreements - The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins").

Investment Transactions and Investment Income - Investment transactions are recorded on trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

Dividends and Distributions - Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

Investing in securities of medium-sized and smaller companies entails greater market volatility and risks of adverse financial developments than is the case for securities of larger companies. In addition, the Fund's ability to invest in U.S. dollar-denominated foreign equity securities and ability to use options and futures contracts also entail special risks.

   PAINEWEBBER

INVESTMENT ADVISER AND ADMINISTRATOR

The Fund has an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and payable monthly, at the annual rate of 1.00% of the Fund's average daily net assets.

At September 30, 1996, the Fund owed Mitchell Hutchins $219,582 in investment advisory and administration fees.

Under a separate contract, Mitchell Hutchins (not the Fund) pays the Sub-Adviser a monthly fee in an amount equal to 50% of the fee paid to Mitchell Hutchins under the Advisory Contract.

DISTRIBUTION PLANS

Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to Class A, Class B and Class C shares, each class of shares of the Fund pays Mitchell Hutchins monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At September 30, 1996, the Fund owed Mitchell Hutchins $168,869 in service and distribution fees.

Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that, for the six months ended September 30, 1996, it earned approximately $202,000 in sales charges from the Fund.

TRANSFER AGENCY SERVICE FEES

The Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account for certain services not provided by the Fund's transfer agent. For these services for the six months ended September 30, 1996, PaineWebber earned $45,038 from the Fund. At September 30, 1996, the Fund owed PaineWebber $7,446 for transfer agency service fees.

   PAINEWEBBER

INVESTMENTS IN SECURITIES

For federal income tax purposes, the cost of securities owned at September 30, 1996 was substantially the same as the cost of securities for financial statement purposes.

At September 30, 1996, the components of net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of
 value over cost)................................................. $106,358,297
Gross depreciation (investments having an excess of
 cost over value).................................................   (4,885,499)
                                                                   ------------
Net unrealized appreciation of investments........................ $101,472,798
                                                                   ============

For the six months ended September 30, 1996, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $73,618,655 and $85,643,347, respectively.

Federal Tax Status - The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

   PAINEWEBBER
SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                  CLASS A                   CLASS B                   CLASS C
SIX MONTHS ENDED          ------------------------  ------------------------  ------------------------
 SEPTEMBER 30, 1996:        SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                          ----------  ------------  ----------  ------------  ----------  ------------
Shares sold.............     709,580  $ 11,564,856     495,587  $  8,191,481     373,423  $  5,887,397
Shares repurchased......    (730,874)  (11,867,140)   (860,776)  (14,111,495)   (385,271)   (6,058,201)
Dividends and
 distributions
 reinvested.............         --            --          --            --          --            --
Shares converted from
 Class B to Class A.....     117,182     1,921,292    (115,471)   (1,921,292)        --            --
                          ----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease).      95,888  $  1,619,008    (480,660) $ (7,841,306)    (11,848) $   (170,804)
                          ==========  ============  ==========  ============  ==========  ============
YEAR ENDED
 MARCH 31, 1996:
Shares sold.............     730,390  $ 10,497,557   1,605,219  $ 23,592,780     991,579  $ 13,854,822
Shares repurchased......  (1,026,858)  (14,663,492) (2,732,552)  (39,817,740) (1,250,272)  (17,472,531)
Dividends and
 distributions
 reinvested ............     234,863     3,396,117     465,533     6,861,967      88,541     1,244,887
Shares converted from
 Class B to Class A.....      72,828     1,019,696     (70,854)   (1,019,696)        --            --
                          ----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease).      11,223  $    249,878    (732,654) $(10,382,689)   (170,152) $ (2,372,822)
                          ==========  ============  ==========  ============  ==========  ============

                      [This Page Intentionally Left Blank]

 CAPITAL APPRECIATION FUND
   PAINEWEBBER

            FINANCIAL HIGHLIGHTS

            SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                               CLASS A
                         ----------------------------------------------------------
                            FOR THE
                          SIX MONTHS
                             ENDED       FOR THE YEARS ENDED         FOR THE PERIOD
                         SEPTEMBER 30,        MARCH 31,              APRIL 7, 1992+
                              1996     ---------------------------         TO
                          (UNAUDITED)   1996      1995      1994     MARCH 31, 1993
                         ------------- -------   -------   -------   --------------
 Net asset value,
  beginning of period...     $15.61     $12.81    $11.65    $10.53       $ 9.55
                            -------    -------   -------   -------      -------
 Net investment loss....      (0.09)     (0.16)    (0.09)    (0.09)       (0.06)
 Net realized and
  unrealized gains from
  investment
  transactions..........       1.66       3.71      1.29      1.21         1.04
                            -------    -------   -------   -------      -------
 Net increase from
  investment operations.       1.57       3.55      1.20      1.12         0.98
                            -------    -------   -------   -------      -------
 Distributions from net
  realized gains........        --       (0.75)    (0.04)      --           --
                            -------    -------   -------   -------      -------
 Net asset value, end of
  period................     $17.18     $15.61    $12.81    $11.65       $10.53
                            =======    =======   =======   =======      =======
 Total investment return
  (1)...................      10.06%     28.16 %   10.36 %   10.64 %      10.26 %
                            =======    =======   =======   =======      =======
 Ratios/Supplemental
  Data:
 Net assets, end of
  period (000's)........    $85,932    $76,558   $62,673   $58,523      $48,582
 Expenses to average net
  assets................       1.63 %*    1.58 %    1.58 %    1.54 %       1.72 %*
 Net investment loss to
  average net assets....      (1.16)%*   (1.11)%   (0.79)%   (0.84)%      (0.78)%*
 Portfolio turnover.....         28 %       57 %      42 %      60 %         51 %
 Average commission rate
  paid per share of
  common stock
  investments
  purchased/sold (2)....    $0.0480        --        --        --           --

---------
 * Annualized
 + Commencement of operations
 # Commencement of offering of shares
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.
(2) Disclosure effective for fiscal years beginning on or after September 1, 1995.

                        CLASS B                                                      CLASS C
-------------------------------------------------------------- ----------------------------------------------------------
   FOR THE                                                        FOR THE
 SIX MONTHS                                                     SIX MONTHS
    ENDED         FOR THE YEARS ENDED           FOR THE PERIOD     ENDED       FOR THE YEARS ENDED         FOR THE PERIOD
SEPTEMBER 30,          MARCH 31,                APRIL 7, 1992+ SEPTEMBER 30,        MARCH 31,              JULY 2, 1992#
     1996      ------------------------------         TO            1996     ---------------------------         TO
 (UNAUDITED)     1996       1995       1994     MARCH 31, 1993  (UNAUDITED)   1996      1995      1994     MARCH 31, 1993
-------------  --------   --------   --------   -------------- ------------- -------   -------   -------   --------------
    $15.88       $13.11     $12.02     $10.94        $10.00        $15.14     $12.54    $11.50    $10.47       $ 8.89
  --------     --------   --------   --------      --------       -------    -------   -------   -------      -------
     (0.18)       (0.29)     (0.20)     (0.17)        (0.11)        (0.15)     (0.27)    (0.19)    (0.10)       (0.05)
      1.71         3.81       1.33       1.25          1.05          1.62       3.62      1.27      1.13         1.63
  --------     --------   --------   --------      --------       -------    -------   -------   -------      -------
      1.53         3.52       1.13       1.08          0.94          1.47       3.35      1.08      1.03         1.58
  --------     --------   --------   --------      --------       -------    -------   -------   -------      -------
       --         (0.75)     (0.04)       --            --            --       (0.75)    (0.04)      --           --
  --------     --------   --------   --------      --------       -------    -------   -------   -------      -------
    $17.41       $15.88     $13.11     $12.02        $10.94        $16.61     $15.14    $12.54    $11.50       $10.47
  ========     ========   ========   ========      ========       =======    =======   =======   =======      =======
      9.63%       27.28 %     9.46 %     9.87 %        9.40 %        9.71%     27.16 %    9.45 %    9.84 %      17.77 %
  ========     ========   ========   ========      ========       =======    =======   =======   =======      =======
  $163,843     $157,021   $139,302   $133,828      $105,490       $30,073    $27,601   $24,993   $29,884      $13,806
      2.38 %*      2.34 %     2.34 %     2.30 %        2.49 %*       2.39 %*    2.36 %    2.35 %    2.28 %       2.31 %*
     (1.92)%*     (1.87)     (1.56)%    (1.60)%       (1.55)%*      (1.93)%*   (1.89)%   (1.57)%   (1.58)%      (1.53)%*
        28 %         57 %       42 %       60 %          51 %          28 %       57 %      42 %      60 %         51 %
  $ 0.0480          --         --         --            --        $0.0480        --        --        --           --

 CAPITAL APPRECIATION FUND
PAINEWEBBER

            SHAREHOLDER INFORMATION

            A special meeting of shareholders was held on April 15, 1996, at which the following proposals were approved:

PROPOSAL 1

                                                                        SHARES
                                                          SHARES VOTED WITHHOLD
                                                              FOR      AUTHORITY
                                                          ------------ ---------
To elect ten members of its Board of Directors:
  Margo N. Alexander.....................................  7,782,755    703,365
  Richard Q. Armstrong...................................  7,783,474    702,646
  E. Garrett Bewkes, Jr. ................................  7,768,513    717,607
  Richard R. Burt........................................  7,783,156    702,964
  Mary C. Farrell........................................  7,782,838    703,282
  Meyer Feldberg.........................................  7,776,560    709,560
  George W. Gowen........................................  7,773,407    712,713
  Frederic V. Malek......................................  7,774,526    711,594
  Carl W. Schafer........................................  7,778,455    707,665
  John R. Torell III.....................................  7,778,716    707,404

PROPOSAL 2

Ratification of the selection of Ernst & Young LLP as the independent auditors for its current fiscal year:

              SHARES VOTED                    SHARES                                    SHARES
                  FOR                         AGAINST                                   ABSTAIN
              ------------                    -------                                   -------
               7,769,945                      20,433                                    695,742

PROPOSAL 3

Approval of the proposed changes to the Fund's fundamental investment restrictions and policies:
For each of the following proposals, the votes were as follows:

                                                   SHARES VOTED SHARES  SHARES
                                                       FOR      AGAINST ABSTAIN
                                                   ------------ ------- -------
Modification of fundamental restriction on
 portfolio diversification for diversified funds..  7,629,330   90,662  766,128
Modification of fundamental restriction on
 concentration....................................  7,629,330   90,662  766,128
Modification of fundamental restriction on senior
 securities and borrowing.........................  7,629,330   90,662  766,128
Modification of fundamental restriction on making
 loans............................................  7,629,330   90,662  766,128
Modification of fundamental restriction on
 underwriting securities..........................  7,629,330   90,662  766,128
Modification of fundamental restriction on real
 estate investments...............................  7,629,330   90,662  766,128
Modification of fundamental restriction on
 investing in commodities.........................  7,629,330   90,662  766,128
Elimination of fundamental restriction on margin
 transactions.....................................  7,629,330   90,662  766,128
Elimination of fundamental restriction on short
 sales............................................  7,629,330   90,662  766,128
Elimination of fundamental restriction on
 investments in oil, gas and mineral leases and
 programs.........................................  7,629,330   90,662  766,128
Elimination of fundamental restriction on
 investments in other investment companies........  7,629,330   90,662  766,128

-------
(Broker non-votes and abstentions are included within the "Shares Withhold Authority" and "Shares Abstain" totals.)